SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
VAT	$ 676,818	$ 938,643
Income taxes	2,335,197	2,238,075
Dividend withholding	92,627	88,128
Other	2,741	3,570
Total	$ 3,107,383	$ 3,268,416